Long-term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments.
Long-term Investments

13. Long-term Investments

The Group’s long-term investments on the consolidated balance sheets consisted of the following:

		Equity Security With	Equity Securities Without
		Readily Determinable	Readily Determinable Fair
	Equity Method	Fair Values	Values	Total
Balance at December 31, 2018	66,538	77,453	33,150	177,141
Additions	98,000	—	—	98,000
Shares of loss of equity method investees	(162,725)	—	—	(162,725)
Fair value change through earnings	—	12,550	—	12,550
Changes of interest in the equity method investees	5,494	—	—	5,494
Impairment	—	—	(5,000)	(5,000)
Foreign currency translation	—	721	—	721
Balance at December 31, 2019	7,307	90,724	28,150	126,181
Additions	—	—	65,000	65,000
Shares of loss of equity method investees	(2,520)	—	—	(2,520)
Fair value change through earnings	—	(21,975)	—	(21,975)
Foreign currency translation	—	(3,833)	—	(3,833)
Balance at December 31, 2020	4,787	64,916	93,150	162,853
Additions	30,000	—	—	30,000
Shares of loss of equity method investees	(83)	—	—	(83)
Fair value change through earnings	—	(35,330)	—	(35,330)
Foreign currency translation	—	(1,134)	—	(1,134)
Balance at December 31, 2021	34,704	28,452	93,150	156,306

Equity Method

On September 11, 2018, the Group acquired 49% entity interest in Investee A, which is a joint venture with the other shareholder holding 51% interest established to design, develop and produce BEV equipped with vehicle intelligence and optimized for ride sharing service, with cash consideration of RMB98,000. On January 30, 2019, the Group invested another RMB98,000 into Investee A proportionately with the other investor of Investee A, therefore kept the Group’s 49% shareholding percentage unchanged. The Group has significant influence in Investee A and therefore the investment is accounted for using the equity method. The proportionate share of the net loss of equity method investees are recorded in “Others, net” in the consolidated statements of comprehensive loss. As of December 31, 2021, the carrying value of equity method investment in Investee A was reduced to zero.

In July 2021, the Group entered into an agreement with Suzhou Huichuan United Power System Co., LTD (“Suzhou Huichuan” or “Investor B”) to establish Changzhou Huixiang New Energy Auto Parts Co., LTD (“Changzhou Huixiang” or “Joint Venture”). The Group was obligated to pay RMB73,500 registered capital, representing 49% of Changzhou Huixiang equity interests, while Suzhou Huichuan is obligated to contribute RMB76,500 registered capital, representing 51% Changzhou Huixiang equity interests. Upon completion of the business registration procedures as of December 31, 2021, the Group obtained the shareholder rights and obligation based on its respective shareholding ownership. The Group has significant influence in Changzhou Huixiang and therefore the investment is accounted for using the equity method. Subsequent to December 31, 2021, the Group paid RMB30,000 out of the total RMB73,500 registered capital.

The Group performs impairment of its investment under equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. No impairment of equity method investments was recognized for the years ended December 31, 2019, 2020 and 2021.

13. Long-term Investments (Continued)

Equity Security with Readily Determinable Fair Values

Equity security with readily determinable fair values are marketable equity security which is publicly traded stocks measured at fair value.

The following table shows the carrying amount and fair value of equity securities with readily determinable fair values:

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2020	100,303	(38,205)	2,818	64,916
As of December 31, 2021	100,303	(73,535)	1,684	28,452

The Company purchased 2,633,644 shares of Series C preferred shares issued by Cango Inc. (“Cango”), with a total cash consideration of US$15,634 (RMB100,303) in 2018. This investment was initially recorded under the equity securities without readily determinable fair value given Cango was still a privately held company at that time. In July 2018, Cango completed its listing on the New York Stock Exchange (“Cango IPO”) and the Series C preferred shares held by the Company were converted to Class A ordinary shares of Cango.

Upon the completion of Cango IPO, the Company reclassified this investment from equity securities without readily determinable fair value to equity securities with readily determinable fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

The unrealized loss are recognized in investment income, net in the consolidated statements of comprehensive loss.

Equity Securities without Readily Determinable Fair Values

Equity securities without determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group’s investments are not common stock or in substance common stock. Upon adoption of ASU 2016-01 on January 1, 2018, the Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes.

In the first quarter of 2020, the Group sold the discontinued Low-Speed Small Electric Vehicles (“SEV”) battery packs business to an affiliate of the Group with the total consideration of RMB60,000 (Note 22). The Group further invested RMB60,000 in cash in this affiliate, together with other investors. Therefore, the Group’s equity interests in this affiliate increased from 12.24% to 19.82% on a fully diluted basis as a result of the additional investment.

Impairment charges of 5,000, nil and nil were recorded in investment income, net in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively.